Supplement to the

Fidelity® Commodity Strategy Fund (FFCSX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

The following information supplements similar information found in the "Management Contract" section beginning on page 31.

The following table provides information relating to other accounts managed by Mr. Matteson as of September 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 8,447	$ 4,623	$ 967
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Commodity Strategy Fund ($81 (in millions) assets managed).

As of September 30, 2010, the dollar range of shares of Fidelity Commodity Strategy Fund beneficially owned by Mr. Matteson was none.

FCRB-10-03  November 1, 2010
1.908279.102

Supplement to the

Fidelity® Series Commodity Strategy Fund (FSCFX)
A Fund of Fidelity Fixed-Income Trust

Class F

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

The following information supplements similar information found in the "Management Contract" section beginning on page 30.

The following table provides information relating to other accounts managed by Eric Matteson as of September 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 8,447	$ 4,623	$ 967
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Series Commodity Strategy Fund ($6,738 (in millions) assets managed).

As of September 30, 2010, the dollar range of shares of Fidelity Series Commodity Strategy Fund beneficially owned by Mr. Matteson was none.

SCR-FB-10-03  November 1, 2010
1.908786.102

Supplement to the

Fidelity® Series Commodity Strategy Fund (FCSSX)
A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

The following information supplements similar information found in the "Management Contract" section beginning on page 30.

The following table provides information relating to other accounts managed by Eric Matteson as of September 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 8,447	$ 4,623	$ 967
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Series Commodity Strategy Fund ($6,738 (in millions) assets managed).

As of September 30, 2010, the dollar range of shares of Fidelity Series Commodity Strategy Fund beneficially owned by Mr. Matteson was none.

SCR-SB-10-03  November 1, 2010
1.908785.102